COMMITMENTS AND CONTINGENCIES - Debt Obligations (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Expected repayment amount of debt obligation
1 - 12months		¥ 2,041,369
Interest payments
Total debt obligations		2,041,369
Total interest payments		263,107
Total convertible notes	$ 293,897	2,046,051
Funding Debts
Expected repayment amount of debt obligation
1 - 12months		3,992,663
13 - 24months		476,567
Interest payments
1 - 12months		237,135
13 - 24months		25,972
Total debt obligations		4,469,230
Total interest payments		263,107
Short-term borrowings
Expected repayment amount of debt obligation
1 - 12months		1,977,691
Interest payments
1 - 12months		63,678
Total debt obligations		1,977,691
Total interest payments		63,678
Convertible Notes
Expected repayment amount of debt obligation
1 - 12months		44,183
13 - 24months		42,439
25 - 36months		42,439
37 - 48months		42,439
49 - 60months		2,218,664
Interest payments
1 - 12months		44,183
13 - 24months		42,439
25 - 36months		42,439
37 - 48months		42,439
49 - 60months		125,804
Total interest payments		297,304
Convertible notes		2,092,860
Total convertible notes		2,390,164
Liabilities to Individual Investors - Juzi Licai | Funding Debts
Expected repayment amount of debt obligation
1 - 12months		793,356
Interest payments
Total debt obligations		793,356
Liabilities to other funding partners | Funding Debts
Expected repayment amount of debt obligation
1 - 12months		2,962,172
13 - 24months		450,595
Interest payments
Total debt obligations		¥ 3,412,767